Summary of Financial Instruments were Denominated in U S Dollars (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Cash			$ 74,701			$ 96,626
Accounts receivable			310,204			372,336
Accounts payable and accrued liabilities			$ (199,478)		$ (2,800)	$ (274,489)
Canadian Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash				$ 9,727			$ 957
Accounts receivable				242			482
Accounts payable and accrued liabilities				(17,730)			(20,655)
Net foreign currency exposure				(7,761)			(19,216)
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)	$ (78)	$ (192)
Foreign Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash				41,154			49,302
Accounts receivable				150,873			181,609
Accounts payable and accrued liabilities				(86,324)			(122,417)
Long-term liabilities, excluding long-term incentive plans				(7,669)			(7,747)
Net foreign currency exposure				$ 98,034			$ 100,747
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss	$ 980	$ 1,007